CASH AT BANK (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Deposits	$ 7,568,537	$ 616,593	$ 2,672,940	$ 4,640,603	$ 6,591,128
China [Member]
Bank Deposits	7,535,349	303,065		4,593,943
Singapore [Member]
Bank Deposits	$ 33,188	$ 313,528		$ 46,660